Document and Entity Information	May 08, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Victory Capital Holdings, Inc. (the “Company”) is filing this Form 8-K/A as an amendment to the Current Report on Form 8-K filed by the Company with the Securities and Exchange Commission on May 8, 2024 (the “Original Filing”). The Original Filing reported the voting results from the Company’s 2024 Annual Meeting of Stockholders. The sole purpose of this Form 8-K/A is to disclose the Company’s determination as to how frequently it will conduct stockholder advisory votes on executive compensation until the next frequency vote. No other changes have been made to the Original Filing.
Document Period End Date	May 08, 2024
Entity Registrant Name	Victory Capital Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38388
Entity Tax Identification Number	32-0402956
Entity Address, Address Line One	15935 La Cantera Parkway
Entity Address, City or Town	San Antonio
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78256
City Area Code	(216)
Local Phone Number	898-2400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001570827
Title of 12(b) Security	Common Stock, Par Value $0.01
Trading Symbol	VCTR
Security Exchange Name	NASDAQ